Share-Based Compensation - Schedule of Compensation Expense from Share Based Awards (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Compensation Expense from Share Based Awards [Line Items]
Total	$ 26,969,402	$ 8,474,119	$ 35,038,447	$ 20,610,934	$ 32,587,611	$ 29,411,885	$ 30,022,321
General and Administrative [Member]
Schedule of Compensation Expense from Share Based Awards [Line Items]
Total	24,802,131	5,751,079	31,062,124	15,124,647	22,269,185	19,963,974	19,854,253
Technology and Development [Member]
Schedule of Compensation Expense from Share Based Awards [Line Items]
Total	1,586,014	2,225,770	3,084,857	4,462,998	8,290,375	7,748,683	7,281,599
Marketing and Branding [Member]
Schedule of Compensation Expense from Share Based Awards [Line Items]
Total	$ 581,257	$ 497,270	$ 891,466	$ 1,023,289	$ 2,028,051	$ 1,699,228	$ 2,886,469